PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Subtotal	$ 2,597,791	$ 385,008
Less: accumulated depreciation and amortization	(272,968)	(176,139)
Total	2,324,823	208,869
Building [Member]
Subtotal	2,162,449	0
Electronic Devices [Member]
Subtotal	175,249	131,406
Office equipment, fixtures and furniture [Member]
Subtotal	43,914	34,352
Vehicles [Member]
Subtotal	$ 216,179	$ 219,250